DEPOSITS TO NEWSPAPERS	12 Months Ended
Dec. 31, 2011
Deposits To Newspapers [Abstract]
Deposits To Newspapers [Text Block]
12	DEPOSITS TO NEWSPAPERS

	December 31, 2011	December 31, 2010
Deposits to newspaper publishers
- Non-current	$14,453,137	$13,914,080
- Current	2,134,613	2,930,550
	$16,587,750	$16,844,630

As at December 31, 2011, deposits to newspaper publishers represent cash paid by the Group to three (2010: three) metropolitan newspaper publishers in the PRC pursuant to exclusive agreements between the Group and newspaper publishers. Under the terms of the agreements, the Group has obtained the exclusive rights to sell advertising space of the respective newspapers for a fixed term of 7 to 30 years and it has to place specified amount of cash to the newspaper publishers. The cash held by the newspaper publishers will be repayable to the Group upon the expiry of the agreements. The Group assesses the recoverable amount of the deposits on each balance sheet date and the carrying values of these amounts are written down immediately to their recoverable amounts if recoverable amounts are less than the carrying values.

There can be no assurance that the Group will be able to recover the deposits through the sale of the advertising spaces in the relevant newspapers or from provision of the advertising services. Any such recovery is subject to market conditions, cooperation with the newspaper partners and other factors beyond the Group’s control and may only happen after several years of operations if at all.

As at December 31, 2011, included in current portion of deposits to newspaper publishers were deposits made to Shenyang Evening News pursuant to the exclusive advertising agreement between the Group and Shenyang Evening News of RMB10,000,000 (approximately $1,571,000). The exclusive advertising agreement between the Group and Shenyang Evening News was terminated unilaterally by Shenyang Evening News on July 26, 2011. The directors have reviewed the recoverability of such deposit, including consideration of the probable outcome of the litigation between the Group and Shenyang Evening News and its ability to enforce court decision to collect the amount, and has determined these amounts are recoverable as at December 31, 2011. Details of the litigation with Shenyang Evening News are disclosed in Note 32.